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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended SEPTEMBER 28, 2001
                                                        ------------------

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

MARSHFIELD ASSOCIATES
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 DUPONT CIRCLE, NW  STE 310,        WASHINGTON,        DC          20036
--------------------------------------------------------------------------------
Business Address    (Street)            (City)         (State)       (Zip)

CHRIS NIEMCZEWSKI, MANAGING DIRECTOR, (202) 828-6200
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


-----------------------------------ATTENTION------------------------------------
                INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of WASHINGTON and the State of DC on the 14 day of NOVEMBER, 2001.

                                              MARSHFIELD ASSOCIATES
                                  ----------------------------------------------
                                    (Name of Institutional Investment Manager)

                                                      [SIG]
                                  ----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.: Name:                     13F File No.:
------------------------- ------------- ------------------------- -------------
1.                                      6.
------------------------- ------------- ------------------------- -------------
2.                                      7.
------------------------- ------------- ------------------------- -------------
3.                                      8.
------------------------- ------------- ------------------------- -------------
4.                                      9.
------------------------- ------------- ------------------------- -------------
5.                                      10.
------------------------- ------------- ------------------------- -------------


                                                                 SEC 1685 (5/91)

                              Marshfield Associates
                                    FORM 13F
                               September 28, 2001

                                                                                                                Voting Authority
                                                                                                            -----------------------
                                  Title                 Value    Shares/    Sh/  Put/   Invstmt   Other
        Name of Issuer           of class    CUSIP     (x$1000)  Prn Amt    Prn  Call   Dscretn   Managers    Sole     Shared  None
------------------------------   --------  ---------   --------  --------   ---  ----   -------   --------  --------   ------  ----
A.G. Edwards                       COM     281760108        1956      55720 SH          Sole                    55720
Abbott Laboratories                COM     002824100        1336      25767 SH          Sole                    25767
American Express Company           COM     025816109        5438     187140 SH          Sole                   187140
American Home Products Corpora     COM     026609107        1240      21288 SH          Sole                    21288
American International Group       COM     026874107        1237      15861 SH          Sole                    15861
Anheuser-Busch Companies, Inc.     COM     035229103        1373      32774 SH          Sole                    32774
Berkley W.R. Corp                  COM     084423102        3236      67413 SH          Sole                    67413
Berkshire Hathaway Class A         COM     084670108       22960        328 SH          Sole                      328
Berkshire Hathaway Class B         COM     084670207       33163      14233 SH          Sole                    14233
Bristol Myers-Squibb               COM     110122108        1465      26365 SH          Sole                    26365
CCC Information Services           COM     12487Q109        9614    1315244 SH          Sole                  1315244
Cisco Systems Inc                  COM     17275R102         225      18433 SH          Sole                    18433
Citigroup                          COM     132187105       10408     256998 SH          Sole                   256998
Coca-Cola Company                  COM     191216100        1144      24410 SH          Sole                    24410
Colgate-Palmolive Company          COM     194162103        1120      19221 SH          Sole                    19221
Credittrust Corp                   COM     225429992          13      20000 SH          Sole                    20000
Disney (Walt) Company              COM     254687106         484      26002 SH          Sole                    26002
Dover Corp.                        COM     260003108        5585     185478 SH          Sole                   185478
Emerson Electric Co.               COM     291011104         967      20553 SH          Sole                    20553
Enron Corporation                  COM     293561106         489      17957 SH          Sole                    17957
Estee Lauder                       COM     518439104         265       8000 SH          Sole                     8000
ExxonMobil Corporation             COM     30231G102        1162      29485 SH          Sole                    29485
Federal Home Loan Mortgage Cor     COM     313400301       28108     432437 SH          Sole                   432437
Federal National Mortgage Asso     COM     313586109       11505     143703 SH          Sole                   143703
First Data Corp                    COM     319963104         225       3859 SH          Sole                     3859
Gannett Inc.                       COM     364730101       11474     190887 SH          Sole                   190887
General Electric Company           COM     369604103       13167     353962 SH          Sole                   353962
Gillette Company, The              COM     375766102        1350      45307 SH          Sole                    45307
Great Lakes Chemical               COM     390568103         385      17401 SH          Sole                    17401
Heineken Holdings NV Shs A         COM                       787      28827 SH          Sole                    28827
HomeFed Corp                       COM                       314     348409 SH          Sole                   348409
Intel Corp                         COM     458140100        1400      68479 SH          Sole                    68479
Intl Business Machines Corpora     COM     459200101         912       9940 SH          Sole                     9940
J.P. Morgan Chase & Co.            COM     16161A108         263       7695 SH          Sole                     7695
Johnson & Johnson                  COM     478160104       26248     473785 SH          Sole                   473785
Leucadia National Corporation      COM     527288104       18736     600517 SH          Sole                   600517
Markel Corp                        COM     570535104       24933     127863 SH          Sole                   127863
Marriott International Inc Cla     COM     571900109        9175     274705 SH          Sole                   274705
Martin Marietta Materials          COM     573284106       11156     285256 SH          Sole                   285256
Mc Donald's Corporation            COM     580135101       21915     807485 SH          Sole                   807485
Merck & Co., Inc.                  COM     589331107        4955      74396 SH          Sole                    74396
Microsoft Corporation              COM     594918104        1693      33084 SH          Sole                    33084
Minnesota Mining & Manufacturi     COM     604059105        1901      19318 SH          Sole                    19318
Mohawk Industries                  COM     MHK             20369     554247 SH          Sole                   554247
Morgan Stanley Dean Witter & C     COM     24240V101       12781     275744 SH          Sole                   275744
Nestle ADR (Regular Shares)        COM     641069406         866      16340 SH          Sole                    16340
Nestle SA Cham et Vevey (Regis     COM                       465       2300 SH          Sole                     2300
Nike Inc Cl B                      COM     654106103         497      10620 SH          Sole                    10620
Odyssey Re Holdings                COM     67612W108       31372    2275003 SH          Sole                  2275003
Oracle Corp                        COM     68389X105         136      10798 SH          Sole                    10798
PepsiCo, Inc.                      COM     713448108       12334     254318 SH          Sole                   254318
Pfizer Inc.                        COM     717081103        3031      75582 SH          Sole                    75582
Philip Morris Companies Inc.       COM     718154107         272       5623 SH          Sole                     5623
Procter & Gamble Company, The      COM     742718109        1101      15127 SH          Sole                    15127
Roper Industries Inc               COM     776696106        6526     181340 SH          Sole                   181340
SBC Communications Inc             COM     78387G103         525      11151 SH          Sole                    11151
Sabre Holdings Corp Cl A           COM     785905100        6953     260037 SH          Sole                   260037
Schering-Plough Corp.              COM     806605101         317       8552 SH          Sole                     8552

                              Marshfield Associates
                                    FORM 13F
                               September 28, 2001



                                                                             Value    Shares/
        Name of Issuer                 Title of class    CUSIP              (x$1000)  Prn Amt
------------------------------         --------------  ---------            --------  --------
Sealed AirCorp                         COM             81211K100                23584     646327
Smith Charles E Residential Re         COM             832197107                  340       6600
St. Paul Companies                     COM             792860108                 2970      72058
State Street Corp                      COM             857477103                  411       9040
Student Loan Corp                      COM             863902102                  525       7450
Tribune Co                             COM                                        231       7347
Tricon Global Restaurants              COM             895953107                42806    1091423
Verizon Communications                 COM             077853109                  771      14252
Wal-Mart Stores, Inc.                  COM             931142103                  553      11170
Washington Post Co Cl B                COM             939640108                 3208       6172
Wells Fargo & Company                  COM             949740104                22638     509285
White Mountains Insurance Grou         COM             G9618E107                74038     222336
Williams Companies, The                COM             969457100                  240       8785
REPORT SUMMARY                         71 DATA RECORDS                         565342


                                                                                        Voting Authority
                                                                                    -----------------------
                                        Sh/  Put/   Invstmt   Other
        Name of Issuer                  Prn  Call   Dscretn   Managers                Sole     Shared  None
------------------------------          ---  ----   -------   --------              --------   ------  ----
Sealed AirCorp                          SH          Sole                               646327
Smith Charles E Residential Re          SH          Sole                                 6600
St. Paul Companies                      SH          Sole                                72058
State Street Corp                       SH          Sole                                 9040
Student Loan Corp                       SH          Sole                                 7450
Tribune Co                              SH          Sole                                 7347
Tricon Global Restaurants               SH          Sole                              1091423
Verizon Communications                  SH          Sole                                14252
Wal-Mart Stores, Inc.                   SH          Sole                                11170
Washington Post Co Cl B                 SH          Sole                                 6172
Wells Fargo & Company                   SH          Sole                               509285
White Mountains Insurance Grou          SH          Sole                               222336
Williams Companies, The                 SH          Sole                                 8785
REPORT SUMMARY                           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED